ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 15	$ (188)	$ (188)
Other comprehensive income (loss) before reclassifications	(552)	210	6
Amounts reclassified from accumulated other comprehensive (loss) income	(19)	(7)	9
Net current-period other comprehensive (loss) income	(571)	203	15
Reclassification for the change in corporate tax rate			(15)
Balance	(556)	15	(188)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	85	(10)	44
Other comprehensive income (loss) before reclassifications	(552)	93	(76)
Amounts reclassified from accumulated other comprehensive (loss) income	(32)	2	(2)
Net current-period other comprehensive (loss) income	(584)	95	(78)
Reclassification for the change in corporate tax rate			24
Balance	(499)	85	(10)
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(70)	(178)	(232)
Other comprehensive income (loss) before reclassifications		117	82
Amounts reclassified from accumulated other comprehensive (loss) income	13	(9)	11
Net current-period other comprehensive (loss) income	13	108	93
Reclassification for the change in corporate tax rate			(39)
Balance	$ (57)	$ (70)	$ (178)